Volkswagen Auto Loan Enhanced Trust 2010-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5-29-2010	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		6/17/2010

2	Payment Date		6/21/2010

3	Collection Period	5/2/2010	5/29/2010	28

4	Monthly Interest Period - Actual/360	5/20/2010	6/20/2010	32

5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	345,000,000.00	183,474,339.12	35,461,537.11	148,012,802.01	0.4290226
7	Class A-2 Notes	297,000,000.00	297,000,000.00	—	297,000,000.00	1.0000000
8	Class A-3 Notes	488,000,000.00	488,000,000.00	—	488,000,000.00	1.0000000
9	Class A-4 Notes	248,800,000.00	248,800,000.00	—	248,800,000.00	1.0000000

10	Total Securities	$1,378,800,000.00	$1,217,274,339.12	$35,461,537.11	$1,181,812,802.01

11	Overcollateralization	80,277,837.41	80,277,837.41		80,277,837.41

12	Adjusted Pool Balance	1,459,077,837.41	1,297,552,176.53	35,461,537.11	1,262,090,639.42

13	YSOC	$75,708,231.32	$65,339,239.10		$62,870,160.74

14	Net Pool Balance	$1,534,786,068.73	$1,362,891,415.63	$35,461,537.11	$1,324,960,800.16

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2605%	42,484.50	0.2315556	35,504,021.61	193.5094672
16	Class A-2 Notes	0.6600%	163,350.00	0.5500000	163,350.00	0.5500000
17	Class A-3 Notes	1.3100%	532,733.33	1.0916667	532,733.33	1.0916667
18	Class A-4 Notes	2.1400%	443,693.33	1.7833333	443,693.33	1.7833333

	Total Securities		1,182,261.17		36,643,798.28

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	26,207,291.55
20	Scheduled Interest Payments Received	4,082,180.18
21	Prepayments of Principal Received	323,053.13
22	Liquidation Proceeds	10,494,666.55
23	Recoveries Received	348,952.09
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	41,456,143.50

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	243.15

28	Total Available Funds, prior to Servicer Advances	41,456,386.65

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	41,456,386.65

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	41,456,386.65

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	1,135,742.85
35	Class A Noteholder Interest (Item 50)	1,182,261.17
36	Principal Distribution Amount (Item 75)	35,461,537.11
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	3,676,845.52

	Distribution Detail:	Due	Shortfall	Paid

41	Servicing Fees	1,135,742.85	—	1,135,742.85

	Pro rata:
42	Class A-1 Interest	42,484.50	—	42,484.50
43	Class A-2 Interest	163,350.00	—	163,350.00
44	Class A-3 Interest	532,733.33	—	532,733.33
45	Class A-4 Interest	443,693.33	—	443,693.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	1,182,261.17	—	1,182,261.17

Volkswagen Auto Loan Enhanced Trust 2010-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5-29-2010	PAGE 2

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance		1,297,552,176.53
52	Beginning Net Pool Balance	1,362,891,415.63
53	Receipts of Scheduled Principal	(26,207,291.55)
54	Receipts of Prepaid Principal	(323,053.13)
55	Liquidation Proceeds	(10,494,666.55)
56	Other Collections of Principal	—
57	Principal Amount of Repurchases	—
58	Principal Amount of Defaulted Receivables	(905,604.24)

59	Ending Net Pool Balance	1,324,960,800.16
60	Yield Supplement Overcollateralization Amount	62,870,160.74

61	Adjusted Pool Balance	1,262,090,639.42
62	Less: Adjusted Pool Balance - End of Collection Period		1,262,090,639.42

63	Calculated Principal Distribution Amount		35,461,537.11

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)	41,456,386.65
65	Less: Prior Advance Reimbursement (Item 33)	—
66	Less: Servicing Fees Paid (Item 34)	1,135,742.85
67	Less: Interest Paid to Noteholders (Item 35)	1,182,261.17
68	Less: Calculated Principal Distribution (Item 63)	35,461,537.11

69	Equals: Remaining Available Funds before Servicer Advance	3,676,845.52
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)	N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)	—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)	3,676,845.52
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)	—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)	—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)	35,461,537.11

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance	—
77	Less: Prior Advance Reimbursement	—
78	Plus: Additional Servicer Advances for Current Period	—

79	Ending Balance of Servicer Advance	—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,295,389.19, and (b) the aggregate note balance)	7,295,389.19
81	Initial Reserve Account Balance	1,459,077.84
82	Beginning Reserve Account Balance	7,295,389.19
83	Plus: Net Investment Income for the Collection Period	243.15

84	Subtotal: Reserve Fund Available for Distribution	7,295,632.34
85	Plus: Deposit of Excess Available Funds (Item 37)	—
86	Less: Reserve Account Draw Amount (Item 74)	—

87	Subtotal Reserve Account Balance	7,295,632.34
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)	243.15

89	Equals: Ending Reserve Account Balance	7,295,389.19

90	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

Volkswagen Auto Loan Enhanced Trust 2010-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5-29-2010	PAGE 3

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

91	Net Pool Balance	1,534,786,069	1,324,960,800
92	Number of Current Contracts	68,438	65,128
93	Weighted Average Loan Rate	3.94%	3.91%
94	Average Remaining Term	54.3	50.3
95	Average Original Term	60.7	61.3
96	Monthly Prepayment Rate		0.75%

	Net Credit Loss and Repossession Activity:	Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables	34	905,604.24
98	Liquidation Proceeds on Related Vehicles		—
99	Recoveries Received on Receivables Previously Charged Off		348,952

100	Net Principal Losses for Current Collection Period	34	556,652.15

101	Beginning Net Principal Losses	105	2,152,755
102	Net Principal Losses for Current Collection Period	34	556,652.15

103	Cumulative Net Principal Losses	139	2,709,406.81

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,534,786,068.73)		0.18%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	99.55%	64,856	1,319,015,372.85
106	31 - 60 Days Delinquent	0.36%	227	4,811,714.60
107	61 - 90 Days Delinquent	0.09%	45	1,133,712.71

108	Total	100.00%	65,128	1,324,960,800.16

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month